Segment and Revenue Analysis - Schedule of Geographic Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic region
Total	$ 5,868,771	$ 4,855,181	$ 32,328,119
Mainland China [Member]
Geographic region
Total	1,515,945	1,173,993	29,623,568
Australia [Member]
Geographic region
Total	$ 4,352,826	$ 3,681,188	$ 2,704,551